UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%(1)

Security	Shares	Value
Aerospace & Defense — 2.7%
Raytheon Co.	90,772	$11,131,370
Spirit AeroSystems Holdings, Inc., Class A(2)	135,158	6,130,767

		$17,262,137

Banks — 1.8%
JPMorgan Chase & Co.	64,666	$3,829,521
PNC Financial Services Group, Inc. (The)	36,483	3,085,367
Wells Fargo & Co.	103,355	4,998,248

		$11,913,136

Beverages — 4.0%
Constellation Brands, Inc., Class A	75,914	$11,469,846
PepsiCo, Inc.	142,668	14,620,617

		$26,090,463

Biotechnology — 5.0%
Celgene Corp.(2)	104,957	$10,505,146
Gilead Sciences, Inc.	144,867	13,307,483
Incyte Corp.(2)	45,956	3,330,431
Vertex Pharmaceuticals, Inc.(2)	64,856	5,155,404

		$32,298,464

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	216,813	$12,150,201

		$12,150,201

Capital Markets — 2.3%
Charles Schwab Corp. (The)	352,459	$9,875,901
Invesco, Ltd.	167,048	5,140,067

		$15,015,968

Chemicals — 1.7%
Ecolab, Inc.	72,327	$8,065,907
Monsanto Co.	37,485	3,288,934

		$11,354,841

Commercial Services & Supplies — 1.5%
Tyco International PLC	263,422	$9,670,222

		$9,670,222

Communications Equipment — 1.5%
Palo Alto Networks, Inc.(2)	61,769	$10,076,995

		$10,076,995

Diversified Financial Services — 0.5%
McGraw Hill Financial, Inc.	35,108	$3,474,990

		$3,474,990

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	31,461	$4,957,624
CVS Health Corp.	38,399	3,983,128
Sprouts Farmers Market, Inc.(2)	224,893	6,530,893

		$15,471,645

Security	Shares	Value
Food Products — 3.3%
Blue Buffalo Pet Products, Inc.(2)	284,322	$7,295,702
Mondelez International, Inc., Class A	181,020	7,262,522
Pinnacle Foods, Inc.	58,254	2,602,789
WhiteWave Foods Co. (The), Class A(2)	103,745	4,216,197

		$21,377,210

Health Care Equipment & Supplies — 4.6%
Medtronic PLC	222,479	$16,685,925
Zimmer Biomet Holdings, Inc.	125,205	13,350,609

		$30,036,534

Hotels, Restaurants & Leisure — 1.8%
Starbucks Corp.	194,995	$11,641,202

		$11,641,202

Household Durables — 1.9%
Newell Rubbermaid, Inc.	276,097	$12,228,336

		$12,228,336

Internet & Catalog Retail — 6.3%
Amazon.com, Inc.(2)	50,445	$29,946,170
Priceline Group, Inc. (The)(2)	8,552	11,023,186

		$40,969,356

Internet Software & Services — 14.0%
Alphabet, Inc., Class C(2)	62,670	$46,686,016
Facebook, Inc., Class A(2)	264,505	30,180,021
GrubHub, Inc.(2)	299,277	7,520,831
Twitter, Inc.(2)	386,849	6,402,351

		$90,789,219

IT Services — 3.8%
Genpact, Ltd.(2)	69,359	$1,885,871
Visa, Inc., Class A	296,228	22,655,518

		$24,541,389

Leisure Products — 0.8%
Brunswick Corp.	107,231	$5,144,943

		$5,144,943

Machinery — 2.1%
Toro Co. (The)	74,974	$6,456,761
WABCO Holdings, Inc.(2)	65,864	7,042,179

		$13,498,940

Media — 2.6%
Walt Disney Co. (The)	169,760	$16,858,866

		$16,858,866

Multiline Retail — 0.7%
Dollar General Corp.	57,246	$4,900,258

		$4,900,258

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	305,590	$8,385,389
EOG Resources, Inc.	34,741	2,521,502

		$10,906,891

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	91,359	$8,616,067

		$8,616,067

Security	Shares	Value
Pharmaceuticals — 6.5%
Allergan PLC(2)	43,364	$11,622,853
Bristol-Myers Squibb Co.	177,987	11,369,809
Johnson & Johnson	177,484	19,203,769

		$42,196,431

Road & Rail — 1.8%
Union Pacific Corp.	144,627	$11,505,078

		$11,505,078

Semiconductors & Semiconductor Equipment — 4.8%
Broadcom, Ltd.	72,058	$11,132,961
NXP Semiconductors NV(2)	148,304	12,023,005
Texas Instruments, Inc.	135,586	7,785,348

		$30,941,314

Software — 5.0%
Fortinet, Inc.(2)	138,197	$4,232,974
Microsoft Corp.	222,060	12,264,374
salesforce.com, inc.(2)	216,616	15,992,759

		$32,490,107

Specialty Retail — 4.0%
Home Depot, Inc. (The)	37,666	$5,025,774
Lowe’s Cos., Inc.	273,192	20,694,294

		$25,720,068

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	246,163	$26,829,305

		$26,829,305

Textiles, Apparel & Luxury Goods — 2.0%
Hanesbrands, Inc.	211,436	$5,992,096
NIKE, Inc., Class B	115,596	7,105,686

		$13,097,782

Tobacco — 1.5%
Philip Morris International, Inc.	97,872	$9,602,222

		$9,602,222

Total Common Stocks (identified cost $531,321,346)		$648,670,580

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$892	$891,733

Total Short-Term Investments (identified cost $891,733)		$891,733

Total Investments — 100.0% (identified cost $532,213,079)		$649,562,313

Covered Call Options Written — (0.6)%

Security/Description	Number of Contracts	Strike Price	Expiration Date	Value
Allergan PLC	215	$290.00	5/6/16	$(74,175)
Alphabet, Inc., Class C	310	790.00	5/6/16	(261,950)
Amazon.com, Inc.	250	650.00	5/6/16	(226,875)
Apple, Inc.	1,230	112.00	5/6/16	(281,670)
Blue Buffalo Pet Products, Inc.	1,450	25.00	4/15/16	(155,875)
Bristol-Myers Squibb Co.	885	66.50	4/8/16	(4,425)
Broadcom, Ltd.	360	155.00	4/8/16	(80,100)
Brunswick Corp.	535	50.00	5/20/16	(81,588)
Celgene Corp.	520	108.00	4/8/16	(3,900)
Charles Schwab Corp. (The)	1,760	31.00	5/20/16	(61,600)
Constellation Brands, Inc., Class A	375	155.00	5/20/16	(120,000)
CVS Health Corp.	160	103.00	4/22/16	(28,240)
Devon Energy Corp.	1,525	30.50	4/22/16	(96,838)
Dollar General Corp.	550	87.50	4/15/16	(30,250)
Ecolab, Inc.	145	115.00	4/15/16	(7,612)
EOG Resources, Inc.	340	80.00	4/22/16	(11,900)
Estee Lauder Cos., Inc. (The), Class A	455	95.00	4/15/16	(40,950)
Facebook, Inc., Class A	1,320	123.00	5/6/16	(192,060)
Fortinet, Inc.	575	30.00	4/15/16	(67,563)
Fortune Brands Home & Security, Inc.	1,000	55.00	4/15/16	(175,000)
Gilead Sciences, Inc.	720	95.50	4/22/16	(46,440)
GrubHub, Inc.	1,495	25.00	4/15/16	(145,763)
Hanesbrands, Inc.	1,055	29.00	4/15/16	(36,925)
Home Depot, Inc. (The)	185	134.00	4/22/16	(30,710)
Incyte Corp.	225	85.00	4/15/16	(7,875)
Invesco, Ltd.	835	33.00	5/20/16	(27,137)
Johnson & Johnson	885	111.00	4/29/16	(57,082)
Lowe’s Cos., Inc.	1,365	77.50	5/20/16	(190,418)
McGraw Hill Financial, Inc.	175	100.00	4/15/16	(22,312)
Medtronic PLC	1,110	77.00	4/8/16	(7,215)
Microsoft Corp.	1,110	57.50	5/6/16	(87,690)
Mondelez International, Inc., Class A	1,345	43.00	5/20/16	(61,870)
Newell Rubbermaid, Inc.	1,380	46.00	5/20/16	(158,700)
NIKE, Inc., Class B	670	64.00	4/8/16	(5,025)
NXP Semiconductors NV	740	82.50	4/15/16	(103,600)
Palo Alto Networks, Inc.	355	160.00	4/15/16	(228,975)
PepsiCo, Inc.	710	104.00	4/22/16	(54,670)
Philip Morris International, Inc.	485	98.50	4/22/16	(64,990)
PNC Financial Services Group, Inc. (The)	180	90.00	4/15/16	(1,710)
Priceline Group, Inc. (The)	40	1,400.00	4/22/16	(7,500)
Raytheon Co.	450	130.00	4/15/16	(2,925)
salesforce.com, inc.	1,080	74.50	4/8/16	(86,940)
Spirit AeroSystems Holdings, Inc., Class A	675	50.00	5/20/16	(45,562)
Sprouts Farmers Market, Inc.	1,415	30.00	4/15/16	(67,213)
Starbucks Corp.	970	61.50	4/22/16	(56,260)
Texas Instruments, Inc.	675	60.00	5/6/16	(36,450)
Toro Co. (The)	370	90.00	5/20/16	(40,700)
Twitter, Inc.	1,620	21.50	4/8/16	(8,100)
Tyco International PLC	1,315	38.00	5/20/16	(71,010)
Union Pacific Corp.	720	88.00	4/22/16	(10,440)
Vertex Pharmaceuticals, Inc.	320	88.00	4/29/16	(69,600)
Visa, Inc., Class A	1,480	80.00	5/6/16	(99,900)
WABCO Holdings, Inc.	285	105.00	4/15/16	(92,625)
Walt Disney Co. (The)	660	102.00	4/8/16	(8,250)

Security/Description	Number of Contracts	Strike Price	Expiration Date	Value
Wells Fargo & Co.	515	$50.50	4/1/16	$(1,545)
WhiteWave Foods Co. (The), Class A	515	42.50	4/15/16	(25,750)
Zimmer Biomet Holdings, Inc.	625	110.00	5/20/16	(90,625)

Total Covered Call Options Written (premiums received $4,804,673)				$(4,163,073)

Other Assets, Less Liabilities — 0.6%				$3,957,399

Net Assets — 100.0%				$649,356,639

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2016 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $8,630.

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	33,125	$3,543,344
Options written	107,490	12,640,390
Options terminated in closing purchase transactions	(29,916)	(3,558,756)
Options exercised	(59)	(1,535)
Options expired	(67,925)	(7,818,770)

Outstanding, end of period	42,715	$4,804,673

At March 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $4,163,073.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$532,210,750

Gross unrealized appreciation	$140,320,410
Gross unrealized depreciation	(22,968,847)

Net unrealized appreciation	$117,351,563

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$648,670,580 *	$—	$—	$648,670,580
Short-Term Investments	—	891,733	—	891,733
Total Investments	$648,670,580	$891,733	$—	$649,562,313

Liability Description
Covered Call Options Written	$(4,163,073)	$—	$—	$(4,163,073)
Total	$(4,163,073)	$—	$—	$(4,163,073)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016